Income statements - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Interest income:
Calculated using the effective interest method	[1]	$ 22,981	$ 22,132	$ 26,596
Other		270	146	451
Total interest income	[1]	23,251	22,278	27,047
Interest expense	[1]	(6,090)	(5,420)	(10,351)
Net interest income	[1]	17,161	16,858	16,696
Net fee income		1,671	1,482	1,592
Net wealth management and insurance income		808	1,211	751
Trading income		664	719	895
Other (loss)/income	[1]	(698)	952	249
Net operating income before operating expenses and impairment (charges)/benefits		19,606	21,222	20,183
Operating expenses		(10,802)	(13,311)	(12,739)
Impairment (charges)/benefits		(335)	590	(3,178)
Profit before income tax (expense)/benefit		8,469	8,501	4,266
Income tax expense		(2,770)	(3,038)	(1,974)
Net profit		5,699	5,463	2,292
Net profit attributable to NCI		(5)	(5)	(2)
Net profit attributable to owners of Westpac Banking Corporation (WBC)		$ 5,694	$ 5,458	$ 2,290
Earnings per share (cents)
Basic		$ 1.599	$ 1.494	$ 0.637
Diluted		$ 1.524	$ 1.378	$ 0.637
Parent Entity
Interest income:
Calculated using the effective interest method	[1]	$ 20,261	$ 19,817
Other		352	258
Total interest income	[1]	20,613	20,075
Interest expense	[1]	(6,296)	(5,770)
Net interest income	[1]	14,317	14,305
Net fee income		1,491	1,224
Trading income		601	661
Other (loss)/income	[1]	7,890	2,039
Net operating income before operating expenses and impairment (charges)/benefits		24,299	18,229
Operating expenses		(9,483)	(11,915)
Impairment (charges)/benefits		(449)	447
Profit before income tax (expense)/benefit		14,367	6,761
Income tax expense		(2,189)	(2,148)
Net profit		12,178	4,613
Net profit attributable to owners of Westpac Banking Corporation (WBC)		$ 12,178	$ 4,613

[1]	Parent Entity comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.